Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.8%)
Alphabet, Inc. - Class A	772,983	128,199
Alphabet, Inc. - Class C	633,677	105,944
AT&T, Inc.	945,977	20,812
Charter Communications, Inc. - Class A *	12,806	4,150
Comcast Corp. - Class A	509,656	21,288
Electronic Arts, Inc.	31,719	4,550
Fox Corp. - Class A	30,680	1,299
Fox Corp. - Class B	17,886	694
The Interpublic Group of Companies, Inc.	49,904	1,578
Live Nation Entertainment, Inc. *	18,698	2,047
Match Group, Inc. *	35,096	1,328
Meta Platforms, Inc. - Class A	288,233	164,996
Netflix, Inc. *	56,620	40,159
News Corp. - Class A	51,547	1,373
News Corp. - Class B	14,592	408
Omnicom Group, Inc.	25,993	2,687
Paramount Global - Class B	65,127	692
Take-Two Interactive Software, Inc. *	21,225	3,263
T-Mobile US, Inc.	64,653	13,342
Verizon Communications, Inc.	555,366	24,942
The Walt Disney Co.	239,268	23,015
Warner Bros. Discovery, Inc. *	299,918	2,474

Total		569,240

Consumer Discretionary (10.0%)
Airbnb, Inc. *	58,141	7,373
Amazon.com, Inc. *	1,232,374	229,628
Aptiv PLC *	35,062	2,525
AutoZone, Inc. *	2,254	7,100
Best Buy Co., Inc.	25,864	2,672
Booking Holdings, Inc.	4,423	18,630
BorgWarner, Inc.	30,601	1,110
Caesars Entertainment, Inc. *	28,727	1,199
CarMax, Inc. *	20,807	1,610
Carnival Corp. *	134,683	2,489
Chipotle Mexican Grill, Inc. *	180,676	10,411
D.R. Horton, Inc.	38,713	7,385
Darden Restaurants, Inc.	15,629	2,565
Deckers Outdoor Corp. *	20,115	3,207
Domino’s Pizza, Inc.	4,708	2,025

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
eBay, Inc.	64,514	4,200
Expedia Group, Inc. *	16,446	2,434
Ford Motor Co.	515,111	5,440
Garmin, Ltd.	20,210	3,558
General Motors Co.	148,280	6,649
Genuine Parts Co.	18,299	2,556
Hasbro, Inc.	17,580	1,271
Hilton Worldwide
Holdings, Inc.	32,511	7,494
The Home Depot, Inc.	130,825	53,010
Las Vegas Sands Corp.	45,538	2,292
Lennar Corp. - Class A	31,888	5,978
LKQ Corp.	35,613	1,422
Lowe’s Companies, Inc.	75,179	20,362
Lululemon Athletica, Inc. *	15,282	4,147
Marriott International, Inc. - Class A	30,828	7,664
McDonald’s Corp.	94,640	28,819
MGM Resorts International *	30,458	1,191
Mohawk Industries, Inc. *	6,980	1,122
NIKE, Inc. - Class B	158,510	14,012
Norwegian Cruise Line Holdings, Ltd. *	57,774	1,185
NVR, Inc. *	406	3,984
O’Reilly Automotive, Inc. *	7,653	8,813
Pool Corp.	5,074	1,912
PulteGroup, Inc.	27,379	3,930
Ralph Lauren Corp.	5,388	1,045
Ross Stores, Inc.	44,009	6,624
Royal Caribbean Cruises, Ltd.	29,997	5,320
Starbucks Corp.	149,504	14,575
Tapestry, Inc.	30,250	1,421
Tesla, Inc. *	366,055	95,771
The TJX Cos., Inc.	149,102	17,525
Tractor Supply Co.	14,380	4,184
Ulta Beauty, Inc. *	6,397	2,489
Wynn Resorts, Ltd.	12,420	1,191
Yum! Brands, Inc.	37,614	5,255

Total		648,774

Consumer Staples (5.8%)
Altria Group, Inc.	225,104	11,489
Archer-Daniels-Midland Co.	63,082	3,769
Brown-Forman Corp. - Class B	23,781	1,170
Bunge Global SA	18,939	1,830
Campbell Soup Co.	26,557	1,299

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Church & Dwight Co., Inc.	32,455	3,399
The Clorox Co.	16,492	2,687
The Coca-Cola Co.	511,744	36,774
Colgate-Palmolive Co.	107,799	11,191
Conagra Brands, Inc.	63,153	2,054
Constellation Brands, Inc. - Class A	20,672	5,327
Costco Wholesale Corp.	58,490	51,853
Dollar General Corp.	28,879	2,442
Dollar Tree, Inc. *	26,656	1,875
The Estee Lauder Cos., Inc. - Class A	31,093	3,100
General Mills, Inc.	73,435	5,423
The Hershey Co.	19,704	3,779
Hormel Foods Corp.	37,920	1,202
The J.M. Smucker Co.	13,924	1,686
Kellanova	35,160	2,838
Kenvue, Inc.	252,670	5,844
Keurig Dr. Pepper, Inc.	137,187	5,142
Kimberly-Clark Corp.	44,435	6,322
The Kraft Heinz Co.	116,446	4,088
The Kroger Co.	87,608	5,020
Lamb Weston Holdings, Inc.	19,529	1,264
McCormick & Co., Inc.	33,314	2,742
Molson Coors Beverage Co. - Class B	23,980	1,379
Mondelez International, Inc.	176,233	12,983
Monster Beverage Corp. *	93,047	4,854
PepsiCo, Inc.	181,217	30,816
Philip Morris International, Inc.	205,126	24,902
The Procter & Gamble Co.	310,572	53,791
Sysco Corp.	64,878	5,064
Target Corp.	60,969	9,503
Tyson Foods, Inc. - Class A	37,483	2,233
Walgreens Boots Alliance, Inc.	97,233	871
Walmart, Inc.	573,044	46,273

Total		378,278

Energy (3.3%)
APA Corp.	42,216	1,033
Baker Hughes Co.	132,166	4,778
Chevron Corp.	224,400	33,047
ConocoPhillips	153,205	16,129
Coterra Energy, Inc.	98,698	2,364
Devon Energy Corp.	82,615	3,232

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Diamondback Energy, Inc.	23,608	4,070
EOG Resources, Inc.	75,016	9,222
EQT Corp.	79,388	2,909
Exxon Mobil Corp.	586,146	68,708
Halliburton Co.	117,504	3,414
Hess Corp.	36,674	4,980
Kinder Morgan, Inc.	256,278	5,661
Marathon Oil Corp.	75,442	2,009
Marathon Petroleum Corp.	44,155	7,193
Occidental Petroleum Corp.	88,103	4,541
ONEOK, Inc.	77,466	7,060
Phillips 66	55,222	7,259
Schlumberger, Ltd.	187,342	7,859
Targa Resources Corp.	28,884	4,275
Valero Energy Corp.	42,268	5,707
The Williams Cos., Inc.	160,815	7,341

Total		212,791

Financials (12.8%)
Aflac, Inc.	66,496	7,434
The Allstate Corp.	35,083	6,653
American Express Co.	74,095	20,095
American International
Group, Inc.	84,957	6,221
Ameriprise Financial, Inc.	12,954	6,086
Aon PLC	28,661	9,916
Arch Capital Group, Ltd. *	49,662	5,556
Arthur J. Gallagher & Co.	28,962	8,149
Assurant, Inc.	6,826	1,357
Bank of America Corp.	890,643	35,341
The Bank of New York Mellon Corp.	97,360	6,996
Berkshire Hathaway, Inc. - Class B *	241,669	111,231
BlackRock, Inc.	18,371	17,443
The Blackstone Group, Inc.	94,853	14,525
Brown & Brown, Inc.	31,207	3,233
Capital One Financial Corp.	50,715	7,594
Cboe Global Markets, Inc.	14,037	2,876
The Charles Schwab Corp.	197,091	12,773
Chubb, Ltd.	49,561	14,293
Cincinnati Financial Corp.	20,730	2,822
Citigroup, Inc.	251,697	15,756
Citizens Financial Group, Inc.	59,145	2,429
CME Group, Inc.	47,502	10,481
Corpay, Inc. *	9,160	2,865
Discover Financial Services	33,472	4,696

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Erie Indemnity Co. - Class A	3,291	1,777
Everest Group, Ltd.	5,448	2,135
FactSet Research Systems, Inc.	5,081	2,337
Fidelity National Information Services, Inc.	71,977	6,028
Fifth Third Bancorp	89,101	3,817
Fiserv, Inc. *	75,956	13,646
Franklin Resources, Inc.	37,588	757
Global Payments, Inc.	33,879	3,470
Globe Life, Inc.	11,018	1,167
The Goldman Sachs Group, Inc.	41,664	20,628
The Hartford Financial Services Group, Inc.	38,658	4,547
Huntington Bancshares, Inc.	190,876	2,806
Intercontinental Exchange, Inc.	75,747	12,168
Invesco, Ltd.	58,285	1,023
Jack Henry & Associates, Inc.	9,805	1,731
JPMorgan Chase & Co.	375,365	79,149
KeyCorp	122,447	2,051
KKR & Co., Inc.	88,337	11,535
Loews Corp.	24,022	1,899
M&T Bank Corp.	22,240	3,961
MarketAxess Holdings, Inc.	4,993	1,279
Marsh & McLennan Cos., Inc.	64,878	14,474
Mastercard, Inc. - Class A	108,843	53,747
MetLife, Inc.	77,611	6,401
Moody’s Corp.	20,661	9,806
Morgan Stanley	164,354	17,132
MSCI, Inc.	10,376	6,048
Nasdaq, Inc.	55,004	4,016
Northern Trust Corp.	26,579	2,393
PayPal Holdings, Inc. *	134,877	10,524
The PNC Financial Services Group, Inc.	52,442	9,694
Principal Financial Group, Inc.	28,092	2,413
The Progressive Corp.	77,268	19,608
Prudential Financial, Inc.	47,099	5,704
Raymond James Financial, Inc.	24,582	3,010
Regions Financial Corp.	121,555	2,836
S&P Global, Inc.	42,244	21,824
State Street Corp.	39,986	3,538
Synchrony Financial	52,019	2,595
T. Rowe Price Group, Inc.	29,639	3,229

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Travelers Cos., Inc.	30,071	7,040
Truist Financial Corp.	176,674	7,556
U.S. Bancorp	205,605	9,402
Visa, Inc. - Class A	220,383	60,594
W.R. Berkley Corp.	39,953	2,267
Wells Fargo & Co.	449,062	25,368
Willis Towers Watson PLC	13,511	3,979

Total		829,930

Health Care (11.5%)
Abbott Laboratories	229,546	26,171
AbbVie, Inc.	233,035	46,020
Agilent Technologies, Inc.	38,492	5,715
Align Technology, Inc. *	9,247	2,352
Amgen, Inc.	70,890	22,842
Baxter International, Inc.	67,441	2,561
Becton Dickinson and Co.	38,359	9,248
Biogen, Inc. *	19,377	3,756
Bio-Techne Corp.	21,192	1,694
Boston Scientific Corp. *	195,133	16,352
Bristol-Myers Squibb Co.	267,476	13,839
Cardinal Health, Inc.	32,266	3,566
Catalent, Inc. *	24,453	1,481
Cencora, Inc.	21,972	4,945
Centene Corp. *	69,400	5,224
Charles River Laboratories International, Inc. *	6,814	1,342
Cigna Group	36,881	12,777
The Cooper Cos., Inc. *	26,407	2,914
CVS Health Corp.	166,622	10,477
Danaher Corp.	84,801	23,576
DaVita, Inc. *	6,088	998
Dexcom, Inc. *	51,937	3,482
Edwards Lifesciences Corp. *	79,981	5,278
Elevance Health, Inc.	30,593	15,908
Eli Lilly & Co.	104,074	92,203
GE HealthCare
Technologies, Inc.	58,920	5,530
Gilead Sciences, Inc.	164,253	13,771
HCA Healthcare, Inc.	24,515	9,964
Henry Schein, Inc. *	16,993	1,239
Hologic, Inc. *	30,918	2,519
Humana, Inc.	15,994	5,066
IDEXX Laboratories, Inc. *	10,962	5,538
Incyte Corp. *	21,102	1,395
Insulet Corp. *	9,267	2,157
Intuitive Surgical, Inc. *	46,797	22,990
IQVIA Holdings, Inc. *	22,848	5,414
Johnson & Johnson	317,590	51,469

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Labcorp Holdings, Inc.	11,188	2,500
McKesson Corp.	17,108	8,459
Medtronic PLC	169,215	15,234
Merck & Co., Inc.	334,420	37,977
Mettler-Toledo International, Inc. *	2,789	4,183
Moderna, Inc. *	44,403	2,967
Molina Healthcare, Inc. *	7,681	2,647
Pfizer, Inc.	747,612	21,636
Quest Diagnostics, Inc.	14,875	2,309
Regeneron Pharmaceuticals, Inc. *	14,000	14,717
ResMed, Inc.	19,385	4,732
Revvity, Inc.	16,216	2,072
Solventum Corp. *	18,650	1,300
STERIS PLC	13,072	3,171
Stryker Corp.	45,001	16,257
Teleflex, Inc.	6,163	1,524
Thermo Fisher Scientific, Inc.	50,397	31,174
UnitedHealth Group, Inc.	121,827	71,230
Universal Health Services, Inc. - Class B	7,911	1,812
Vertex Pharmaceuticals, Inc. *	34,052	15,837
Viatris, Inc.	156,269	1,814
Waters Corp. *	7,862	2,829
West Pharmaceutical Services, Inc.	9,668	2,902
Zimmer Biomet Holdings, Inc.	27,306	2,948
Zoetis, Inc.	59,771	11,678

Total		745,682

Industrials (8.4%)
3M Co.	72,477	9,908
A.O. Smith Corp.	15,887	1,427
Allegion PLC	11,542	1,682
Amentum Holdings, Inc. *	16,526	533
AMETEK, Inc.	30,521	5,241
Automatic Data Processing, Inc.	53,801	14,888
Axon Enterprise, Inc. *	9,316	3,723
The Boeing Co. *	76,740	11,668
Broadridge Financial Solutions, Inc.	15,338	3,298
Builders FirstSource, Inc. *	15,364	2,978
C.H. Robinson Worldwide, Inc.	15,302	1,689
Carrier Global Corp.	111,017	8,936
Caterpillar, Inc.	63,973	25,021
Cintas Corp.	45,201	9,306
Copart, Inc. *	116,744	6,117

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
CSX Corp.	255,780	8,832
Cummins, Inc.	18,242	5,907
Dayforce, Inc. *	20,884	1,279
Deere & Co.	33,811	14,110
Delta Air Lines, Inc.	84,601	4,297
Dover Corp.	18,048	3,461
Eaton Corp. PLC	52,522	17,408
Emerson Electric Co.	75,921	8,303
Equifax, Inc.	16,390	4,816
Expeditors International of Washington, Inc.	18,893	2,483
Fastenal Co.	75,993	5,427
FedEx Corp.	29,733	8,137
Fortive Corp.	45,957	3,627
GE Vernova, Inc. *	36,366	9,273
Generac Holdings, Inc. *	8,160	1,296
General Dynamics Corp.	34,022	10,281
General Electric Co.	143,054	26,977
Honeywell International, Inc.	85,912	17,759
Howmet Aerospace, Inc.	51,011	5,114
Hubbell, Inc.	7,153	3,064
Huntington Ingalls Industries, Inc.	5,379	1,422
IDEX Corp.	9,893	2,122
Illinois Tool Works, Inc.	35,645	9,341
Ingersoll-Rand, Inc.	53,546	5,256
J.B. Hunt Transport Services, Inc.	10,759	1,854
Jacobs Solutions, Inc.	16,526	2,163
Johnson Controls International PLC	88,132	6,840
L3Harris Technologies, Inc.	25,176	5,989
Leidos Holdings, Inc.	17,678	2,881
Lockheed Martin Corp.	27,988	16,361
Masco Corp.	28,794	2,417
Nordson Corp.	7,294	1,916
Norfolk Southern Corp.	29,980	7,450
Northrop Grumman Corp.	18,137	9,578
Old Dominion Freight Line, Inc.	23,902	4,748
Otis Worldwide Corp.	52,846	5,493
PACCAR, Inc.	69,377	6,846
Parker Hannifin Corp.	16,957	10,714
Paychex, Inc.	42,521	5,706
Paycom Software, Inc.	6,260	1,043
Pentair PLC	22,165	2,168
Quanta Services, Inc.	19,515	5,818
Republic Services, Inc.	26,933	5,409
Rockwell Automation, Inc.	15,065	4,044
Rollins, Inc.	35,876	1,815
RTX Corp.	175,500	21,264
Snap-on, Inc.	7,006	2,030

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Southwest Airlines Co.	78,742	2,333
Stanley Black & Decker, Inc.	20,474	2,255
Textron, Inc.	24,719	2,190
Trane Technologies PLC	29,773	11,574
TransDigm Group, Inc.	7,443	10,622
Uber Technologies, Inc. *	275,459	20,703
Union Pacific Corp.	80,372	19,810
United Airlines Holdings, Inc. *	43,680	2,492
United Parcel Service, Inc. - Class B	96,813	13,199
United Rentals, Inc.	8,825	7,146
Veralto Corp.	32,601	3,647
Verisk Analytics, Inc.	18,937	5,074
W.W. Grainger, Inc.	5,804	6,029
Waste Management, Inc.	48,134	9,993
Westinghouse Air Brake Technologies Corp.	23,112	4,201
Xylem, Inc.	32,036	4,326

Total		546,548

Information Technology (31.4%)
Accenture PLC - Class A	82,639	29,211
Adobe, Inc. *	58,498	30,289
Advanced Micro Devices, Inc. *	213,528	35,036
Akamai Technologies, Inc. *	20,294	2,049
Amphenol Corp. - Class A	159,433	10,389
Analog Devices, Inc.	65,466	15,068
ANSYS, Inc. *	11,634	3,707
Apple, Inc.	2,005,895	467,374
Applied Materials, Inc.	109,235	22,071
Arista Networks, Inc. *	33,731	12,947
Autodesk, Inc. *	28,392	7,821
Broadcom, Inc.	614,123	105,936
Cadence Design Systems, Inc. *	36,120	9,790
CDW Corp.	17,764	4,020
Cisco Systems, Inc.	531,525	28,288
Cognizant Technology
Solutions Corp.	65,992	5,093
Corning, Inc.	101,604	4,587
CrowdStrike Holdings, Inc. - Class A *	30,382	8,521
Dell Technologies, Inc.	37,953	4,499
Enphase Energy, Inc. *	17,993	2,034
EPAM Systems, Inc. *	7,511	1,495
F5, Inc. *	7,901	1,740
Fair Isaac Corp. *	3,235	6,287
First Solar, Inc. *	13,619	3,397
Fortinet, Inc. *	84,158	6,526

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Gartner, Inc. *	10,167	5,152
Gen Digital, Inc.	71,462	1,960
GoDaddy, Inc. - Class A *	18,851	2,956
Hewlett Packard Enterprise Co.	173,893	3,558
HP, Inc.	129,102	4,631
Intel Corp.	562,949	13,207
International Business Machines Corp.	121,528	26,867
Intuit, Inc.	36,881	22,903
Jabil, Inc.	14,967	1,794
Juniper Networks, Inc.	43,428	1,693
Keysight Technologies, Inc. *	23,159	3,681
KLA Corp.	17,735	13,734
Lam Research Corp.	17,201	14,037
Microchip Technology, Inc.	70,782	5,683
Micron Technology, Inc.	146,270	15,170
Microsoft Corp.	980,647	421,972
Monolithic Power Systems, Inc.	6,483	5,994
Motorola Solutions, Inc.	22,011	9,897
NetApp, Inc.	27,210	3,361
NVIDIA Corp.	3,245,500	394,134
NXP Semiconductors NV	33,936	8,145
ON Semiconductor Corp. *	56,801	4,124
Oracle Corp.	210,878	35,934
Palantir Technologies, Inc. - Class A *	265,680	9,883
Palo Alto Networks, Inc. *	42,884	14,658
PTC, Inc. *	15,750	2,845
Qorvo, Inc. *	12,809	1,323
QUALCOMM, Inc.	146,971	24,992
Roper Technologies, Inc.	14,185	7,893
Salesforce, Inc.	127,841	34,991
Seagate Technology Holdings PLC	25,994	2,847
ServiceNow, Inc. *	27,209	24,335
Skyworks Solutions, Inc.	20,952	2,069
Super Micro Computer, Inc. *	6,568	2,735
Synopsys, Inc. *	20,247	10,253
TE Connectivity PLC	40,096	6,054
Teledyne Technologies, Inc. *	6,239	2,731
Teradyne, Inc.	20,635	2,764
Texas Instruments, Inc.	120,459	24,883
Trimble, Inc. *	32,305	2,006
Tyler Technologies, Inc. *	5,685	3,318
VeriSign, Inc. *	11,014	2,092
Western Digital Corp. *	43,237	2,953

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Zebra Technologies Corp. - Class A *	6,737	2,495

Total		2,036,882

Materials (2.2%)
Air Products and Chemicals, Inc.	29,506	8,785
Albemarle Corp.	15,981	1,514
Amcor PLC	190,201	2,155
Avery Dennison Corp.	10,813	2,387
Ball Corp.	40,050	2,720
Celanese Corp.	13,601	1,849
CF Industries Holdings, Inc.	23,677	2,031
Corteva, Inc.	91,329	5,369
Dow, Inc.	92,473	5,052
DuPont de Nemours, Inc.	55,164	4,916
Eastman Chemical Co.	15,452	1,730
Ecolab, Inc.	33,410	8,531
FMC Corp.	17,080	1,126
Freeport-McMoRan, Inc.	190,491	9,509
International Flavors & Fragrances, Inc.	33,704	3,537
International Paper Co.	46,117	2,253
Linde PLC	63,421	30,243
LyondellBasell Industries NV - Class A	34,064	3,267
Martin Marietta Materials, Inc.	8,063	4,340
The Mosaic Co.	43,185	1,156
Newmont Corp.	151,381	8,091
Nucor Corp.	31,312	4,707
Packaging Corp. of America	11,699	2,520
PPG Industries, Inc.	31,061	4,114
The Sherwin-Williams Co.	30,618	11,686
Smurfit WestRock PLC	65,093	3,217
Steel Dynamics, Inc.	18,932	2,387
Vulcan Materials Co.	17,523	4,388

Total		143,580

Real Estate (2.3%)
Alexandria Real Estate Equities, Inc.	20,540	2,439
American Tower Corp.	61,623	14,331
AvalonBay Communities, Inc.	18,927	4,263
BXP, Inc.	19,540	1,572
Camden Property Trust	14,053	1,736
CBRE Group, Inc. - Class A *	40,140	4,997
CoStar Group, Inc. *	54,411	4,105
Crown Castle International Corp.	57,333	6,801
Digital Realty Trust, Inc.	40,604	6,571

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Equinix, Inc.	12,567	11,155
Equity Residential	45,597	3,395
Essex Property Trust, Inc.	8,498	2,510
Extra Space Storage, Inc.	28,102	5,064
Federal Realty Investment Trust	9,945	1,143
Healthpeak Properties, Inc.	93,072	2,129
Host Hotels & Resorts, Inc.	93,873	1,652
Invitation Homes, Inc.	75,163	2,650
Iron Mountain, Inc.	38,907	4,623
Kimco Realty Corp.	84,389	1,960
Mid-America Apartment Communities, Inc.	15,394	2,446
Prologis, Inc.	122,156	15,426
Public Storage	20,781	7,562
Realty Income Corp.	111,322	7,060
Regency Centers Corp.	21,039	1,520
SBA Communications Corp.	14,261	3,433
Simon Property Group, Inc.	40,433	6,834
UDR, Inc.	39,598	1,795
Ventas, Inc.	53,862	3,454
VICI Properties, Inc.	138,359	4,609
Welltower, Inc.	76,347	9,775
Weyerhaeuser Co.	96,760	3,276

Total		150,286

Utilities (2.5%)
The AES Corp.	88,598	1,777
Alliant Energy Corp.	34,454	2,091
Ameren Corp.	35,531	3,108
American Electric Power Co., Inc.	70,100	7,192
American Water Works Co., Inc.	25,644	3,750
Atmos Energy Corp.	19,735	2,737
CenterPoint Energy, Inc.	84,494	2,486
CMS Energy Corp.	39,228	2,771
Consolidated Edison, Inc.	46,123	4,803
Constellation Energy Corp.	41,253	10,727
Dominion Energy, Inc.	110,682	6,396
DTE Energy Co.	26,492	3,402
Duke Energy Corp.	101,851	11,743
Edison International	50,940	4,436
Entergy Corp.	27,973	3,682
Evergy, Inc.	30,276	1,877
Eversource Energy	46,760	3,182
Exelon Corp.	132,731	5,382
FirstEnergy Corp.	67,356	2,987
NextEra Energy, Inc.	271,056	22,912
NiSource, Inc.	55,036	1,907

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
NRG Energy, Inc.	27,111	2,470
PG&E Corp.	281,997	5,575
Pinnacle West Capital Corp.	14,834	1,314
PPL Corp.	98,647	3,263
Public Service Enterprise Group, Inc.	65,723	5,863
Sempra	84,142	7,037

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
The Southern Co.	144,257	13,009
Vistra Corp.	43,686	5,179
WEC Energy Group, Inc.	41,856	4,026

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	74,342	4,855

Total		161,939

Total Common Stocks (Cost: $1,846,782)		6,423,930

Total Investments (99.0%) (Cost: $1,846,782)@		6,423,930

Other Assets, Less Liabilities (1.0%)		64,547

Net Assets (100.0%)		6,488,477

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Future	Long	USD	11	212	12/24	$61,631	$1,405	$193

							$1,405	$193

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$193	$193	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,846,782 and the net unrealized appreciation of investments based on that cost was $4,578,553 which is comprised of $4,657,722 aggregate gross unrealized appreciation and $79,169 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$6,423,930	$—	$—
Other Financial Instruments^
Futures	1,405	—	—

Total Assets:	$6,425,335	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1